Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000073498 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073498 | Dayforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000073498 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000073498 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073498 | Cidara Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073498 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073498 | Avidity Biosciences Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073498 | Hologic Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073498 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073498 | Sealed Air Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073498 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000073498 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000073498 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073498 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000073498 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000073498 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000073498 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000073498 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000073498 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000073498 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000073498 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000073498 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073498 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002843 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002843 | Dayforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002843 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002843 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002843 | Cidara Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002843 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002843 | Avidity Biosciences Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002843 | Hologic Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002843 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002843 | Sealed Air Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002843 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000002843 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002843 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002843 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000002843 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002843 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002843 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002843 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002843 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002843 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002843 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002844 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002844 | Dayforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002844 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002844 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002844 | Cidara Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002844 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002844 | Avidity Biosciences Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002844 | Hologic Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002844 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002844 | Sealed Air Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002844 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000002844 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002844 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002844 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000002844 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002844 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002844 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002844 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002844 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002844 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002844 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002841 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002841 | Dayforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002841 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002841 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002841 | Cidara Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002841 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002841 | Avidity Biosciences Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002841 | Hologic Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002841 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002841 | Sealed Air Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002841 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000002841 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002841 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002841 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000002841 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002841 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002841 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002841 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002841 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002841 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002841 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002841 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.90%